Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BMW Vehicle Owner Trust, 2.52%, 12/26/24 (Call 10/25/25)	$13,523	$13,432,151
CarMax Auto Owner Trust, 2.81%, 05/15/25 (Call 02/15/26)	3,752	3,732,178
Ford Credit Auto Lease Trust
0.24%, 04/15/24 (Call 01/15/24)	5,422	5,372,300
2.78%, 10/15/24 (Call 10/15/24)	4,343	4,315,776
Ford Credit Auto Owner Trust
0.73%, 09/15/24 (Call 05/15/25)	9,842	9,732,119
3.44%, 02/15/25 (Call 12/15/25)	9,988	9,974,794
Honda Auto Receivables Owner Trust, 1.44%, 10/15/24 (Call 05/15/25)	14,164	13,958,125
Hyundai Auto Lease Securitization Trust
0.24%, 01/16/24 (Call 03/15/24)(a)	11,610	11,475,339
0.81%, 04/15/24 (Call 06/15/24)(a)	9,132	8,990,938
2.75%, 10/15/24 (Call 09/15/24)(a)	19,377	19,203,940
Toyota Auto Receivables Owner Trust, 2.35%, 01/15/25 (Call 02/15/26)	9,455	9,385,681

Total Asset-Backed Securities — 1.7%
(Cost: $110,602,315)		109,573,341

Certificates of Deposit

Banco Santander SA/New York
0.62%, 08/01/22	10,000	9,998,594
1.58%, 08/24/22	25,000	24,987,390
1.98%, 10/19/22, (SOFR + 0.450%)(b)	10,000	9,999,334
2.15%, 01/18/23, (SOFR + 0.620%)(b)	8,000	8,000,270
Bank of Montreal, 0.50%, 11/28/22	7,000	6,941,402
Bank of Montreal/Chicago IL, 2.15%, 07/13/23, (SOFR + 0.700%)(b)	7,000	6,997,491
Bank of Nova Scotia (The), 4.05%, 07/14/23	20,000	20,064,787
Barclays Bank PLC
1.65%, 03/03/23	15,000	14,838,683
2.98%, 06/01/23	8,750	8,697,500
4.00%, 07/13/23	15,000	15,022,319
Barclays Bank PLC/NY
1.83%, 02/03/23, (SOFR + 0.300%)(b)	30,000	29,956,733
2.93%, 06/08/23, (SOFR + 0.650%)(b)	15,000	14,989,151
Bayerische Landesbank/New York
0.90%, 06/27/23	15,000	14,621,337
2.93%, 01/27/23, (3 mo. LIBOR US + 0.160%)(b)	22,500	22,490,104
BNP Paribas SA/New York NY, 0.20%, 09/08/22	35,000	34,913,263
Canadian Imperial Bank of Commerce/New York NY
0.35%, 11/02/22	6,000	5,964,298
1.39%, 09/12/22	35,000	34,957,784
1.75%, 08/24/22, (SOFR + 0.220%)(b)	22,000	22,000,435
2.56%, 03/03/23, (SOFR + 0.280%)(b)	30,000	29,941,969
2.58%, 01/06/23, (SOFR + 0.300%)(b)	10,000	9,992,312
CDP Financial Inc., 3.90%, 06/27/23(c)	7,900	7,625,238
Citibank N.A., 3.85%, 07/28/23	10,000	10,005,121
Credit Suisse AG/New York NY, 0.50%, 10/28/22	15,000	14,908,375
Kookmin Bank/New York
1.79%, 12/02/22, (3 mo. LIBOR US + 0.180%)(b)	10,000	10,001,280
1.83%, 01/30/23, (SOFR + 0.300%)(b)	25,000	24,951,226
1.85%, 02/21/23, (SOFR + 0.320%)(b)	20,000	19,956,952
2.60%, 02/09/23, (SOFR + 0.320%)(b)	10,000	9,980,133
2.95%, 10/24/22, (3 mo. LIBOR US + 0.170%)(b)	5,000	5,003,470
Landesbank Baden-Wuerttemberg, 0.34%, 10/21/22	10,000	9,943,265
Lloyds Bank Corporate Markets PLC, 2.81%, 05/11/23	15,000	14,894,792

Security	Par (000)	Value

Lloyds Bank Corporate Markets PLC/New York NY
0.23%, 08/17/22	$6,700	$6,692,572
0.40%, 12/01/22	16,000	15,860,765
1.81%, 02/03/23, (SOFR + 0.280%)(b)	25,000	24,956,736
Mizuho Bank Ltd./New York NY, 2.85%, 02/01/23, (SOFR + 0.570%)(b)	30,000	29,998,134
MUFG Bank Ltd/New York NY
0.30%, 10/31/22	7,500	7,452,101
0.32%, 08/08/22	5,000	4,997,216
1.81%, 01/24/23, (SOFR + 0.280%)(b)	15,000	14,976,582
1.81%, 01/27/23, (SOFR + 0.280%)(b)	25,000	24,959,725
Natixis SA/New York NY
2.13%, 11/18/22	10,600	10,571,484
2.56%, 02/07/23, (SOFR + 0.280%)(b)	10,000	9,981,714
Nordea Bank Abp, 2.21%, 12/05/22	40,000	39,889,436
Nordea Bank Abp/New York NY, 1.72%, 10/27/22, (SOFR + 0.190%)(b)	20,000	19,991,617
Royal Bank of Canada
0.20%, 08/16/22	18,000	17,981,091
0.37%, 11/10/22	10,000	9,927,497
0.40%, 11/15/22	15,000	14,886,987
2.53%, 01/11/23, (SOFR + 0.250%)(b)	18,000	17,974,358
Standard Chartered Bank PLC, 2.15%, 11/22/22	25,000	24,948,573
Standard Chartered Bank/New York
1.88%, 05/01/23, (SOFR + 0.350%)(b)	25,000	24,947,403
1.95%, 07/28/23, (SOFR + 0.420%)(b)	15,000	14,954,101
2.58%, 03/13/23, (SOFR + 0.300%)(b)	30,000	29,935,260
Sumitomo Mitsui Banking Corp.
2.70%, 04/25/23	50,000	49,625,506
3.05%, 11/25/22	14,500	14,500,818
Sumitomo Mitsui Banking Corp./New York
1.98%, 01/25/23, (SOFR + 0.450%)(b)	20,000	19,985,116
2.56%, 01/23/23, (SOFR + 0.280%)(b)	20,000	19,969,415
Sumitomo Mitsui Trust Bank Ltd./New York, 2.08%,01/06/23, (SOFR + 0.550%)(b)	35,000	34,993,143
Svenska Handelsbanken/New York NY
1.70%, 09/09/22, (SOFR + 0.170%)(b)	10,000	9,998,621
2.47%, 10/27/22, (SOFR + 0.450%)(b)	15,000	14,992,157
Toronto Dominion Bank, 0.73%, 12/30/22	8,000	7,921,816
Toronto-Dominion Bank
1.75%, 10/21/22	15,000	14,970,483
2.69%, 04/28/23	10,000	9,929,892
Toronto-Dominion Bank/NY, 0.34%, 10/28/22	7,000	6,959,733
UBS AG/Stamford Branch, 1.68%, 10/20/22	5,000	4,988,526
Westpac Banking Corp., 2.25%, 01/23/23	30,000	29,829,292

Total Certificates of Deposit — 16.2%
(Cost: $1,080,163,771)		1,077,192,878

Commercial Paper

Alinghi Funding Co. LLC
3.37%, 01/12/23(a)(c)	6,500	6,398,596
4.08%, 04/18/23(a)(c)	33,500	32,607,937
Amcor Flexibles North America Inc.
2.57%, 08/05/22(c)	24,500	24,487,757
2.62%, 08/16/22(c)	25,000	24,967,275
2.63%, 08/17/22(c)	12,190	12,173,131
American Electric Power Co. Inc., 2.64%, 08/25/22(c)	40,000	39,920,890
Antalis SA
2.30%, 08/04/22(c)	25,000	24,990,317
3.02%, 10/25/22(c)	16,600	16,485,936

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

ANZ New Zealand International Ltd., 2.31%, 08/15/22(c)	$30,000	$29,967,275
Aon Corp., 2.72%, 09/15/22(c)	15,000	14,945,800
ASB Bank Ltd., 0.84%, 09/15/22, (SOFR + 0.790%)(a)(b)	18,250	18,262,749
ASB Finance Ltd., 2.40%, 09/12/22(c)	15,000	14,955,188
AT&T Inc.
2.60%, 08/16/22(c)	45,000	44,941,545
2.77%, 09/28/22(c)	30,000	29,859,853
Atlantic Asset Securitization LLC, 2.87%, 10/19/22(c)	12,300	12,223,038
Australia & New Zealand Banking Group Ltd, 2.69%, 10/21/22(c)	25,000	24,844,133
Avery Dennison Corp.
2.59%, 08/16/22(c)	6,400	6,391,718
2.65%, 08/30/22(c)	14,000	13,967,060
Banco Santander SA, 3.07%, 12/06/22(c)	25,000	24,726,007
Bank of Montreal, 2.80%, 05/12/23	12,000	11,925,350
BASF SE
2.39%, 09/02/22(c)	10,000	9,976,783
2.67%, 10/03/22(c)	17,400	17,315,146
BPCE, 2.95%, 11/01/22(c)	30,000	29,768,042
BPCE SA
2.22%, 08/01/22(c)	15,000	14,997,220
3.57%, 02/22/23(c)	10,000	9,797,836
3.59%, 03/01/23(c)	13,500	13,216,281
Brookfield Infrastructure Holdings Canada Inc., 2.77%, 09/20/22(c)	30,000	29,878,232
Ciesco LLC, 3.35%, 12/20/22(c)	23,500	23,200,140
Citigroup Global Markets Inc.
2.30%, 08/01/22(c)	18,000	17,996,550
3.30%, 01/03/23(c)	20,000	19,714,722
3.35%, 01/09/23(c)	20,000	19,699,424
3.56%, 04/11/23(c)	30,000	29,259,947
Collateralized Commercial Paper Flex Co. LLC, 0.27%, 08/18/22(a)	15,000	14,982,507
Collateralized Commercial Paper V Co. LLC, 3.51%, 01/13/23(c)	20,000	19,685,840
Collateralized Commercial Paper V Co.
2.53%, 09/14/22(c)	18,750	18,686,868
2.72%, 10/14/22(c)	12,650	12,576,838
2.77%, 10/21/22(c)	15,000	14,902,980
Commonwealth Bank of Australia
1.88%, 10/14/22, (SOFR + 0.350%)(a)(b)	15,000	14,999,040
2.68%, 10/21/22(c)	5,000	4,968,873
Credit Industriel et Commercial/New York
3.50%, 03/08/23(c)	25,000	24,471,208
3.63%, 05/04/23(c)	15,500	15,076,319
Crown Point Capital Co LLC, 3.00%, 11/21/22(c)	10,000	9,902,665
Crown Point Capital Co., 0.30%, 10/04/22(a)	10,000	9,956,394
DBS Bank Ltd., 2.87%, 11/01/22(c)	25,000	24,811,979
Disney (walt) Co. (The), 2.51%, 09/30/22(c)	5,000	4,978,151
DNB Bank ASA
2.58%, 10/19/22(c)	5,000	4,970,776
2.73%, 11/07/22(c)	5,000	4,961,929
3.46%, 03/02/23(c)	10,000	9,796,360
DNB NOR Bank ASA, 3.64%, 04/28/23(c)	10,000	9,731,490
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main, 2.31%, 08/12/22(c)	6,260	6,254,379
Enbridge U.S. Inc.
2.74%, 08/12/22(c)	37,167	37,127,454
2.77%, 08/19/22(c)	27,966	27,920,893
2.87%, 09/26/22(c)	19,153	19,063,320

Security	Par (000)	Value

Enel Finance America LLC
2.54%, 08/03/22(c)	$15,100	$15,094,681
2.69%, 09/07/22(c)	10,000	9,970,189
2.73%, 09/15/22(c)	28,000	27,898,304
2.78%, 09/21/22(c)	25,000	24,896,050
2.98%, 10/12/22(c)	15,000	14,907,500
3.07%, 10/21/22(c)	15,500	15,389,909
3.14%, 10/28/22(c)	10,000	9,921,260
3.63%, 12/05/22(c)	10,000	9,871,538
Fiserv Inc.
2.62%, 08/15/22(c)	12,500	12,484,570
2.65%, 08/22/22(c)	30,000	29,947,120
Goldman Sachs International, 2.86%, 11/10/22(c)	10,000	9,918,042
JP Morgan Securities LLC, 0.22%, 09/30/22, (3 mo. LIBOR US + 0.170%)(a)	10,000	9,959,825
Kookmin Bank, 3.71%, 04/25/23(c)	25,000	24,323,125
Kookmin Bank/New York, 2.33%, 08/22/22, (3 mo. LIBOR US + 0.350%)	6,000	5,990,712
Legacy Capital Co. LLC, 3.17%, 11/23/22(c)	16,700	16,531,042
Liberty Street Funding LLC, 2.95%, 11/07/22(c)	25,000	24,797,088
Lime Funding LLC, 2.91%, 10/21/22(c)	30,000	29,805,680
Lloyds Bank Corporate Markets PLC/New York NY, 2.78%, 10/31/22(c)	15,000	14,891,978
LMA-Americas LLC
3.10%, 11/08/22(c)	28,287	28,044,957
3.61%, 01/13/23(c)	20,000	19,684,347
Macquarie Bank Ltd.
0.40%, 01/10/23, (SOFR + 0.350%)(a)(b)	15,000	14,986,057
1.71%, 09/20/22, (SOFR + 0.180%)(a)(b)	10,000	9,998,283
1.85%, 02/28/23, (SOFR + 0.300%)(a)(b)	25,000	24,986,900
2.35%, 08/01/22, (SOFR + 0.180%)	5,000	4,999,021
2.38%, 08/24/22(c)	20,000	19,965,694
2.96%, 11/01/22, (SOFR + 0.350%)	10,000	9,922,496
Matchpoint Finance PLC, 3.14%, 12/08/22(c)	25,000	24,714,917
Mitsubishi HC Capital America Inc.
2.56%, 08/01/22(c)	22,143	22,138,274
2.59%, 08/05/22(c)	12,682	12,675,613
2.71%, 08/30/22(c)	10,000	9,975,956
Mitsubishi HC Finance America LLC
2.56%, 08/08/22(c)	24,500	24,482,557
2.69%, 09/06/22(c)	8,333	8,308,807
Mitsubishi UFJ Trust & Banking Corp., 2.77%, 10/24/22(c)	20,000	19,867,180
National Australia Bank Ltd.
2.03%, 03/14/23, (SOFR + 0.500%)(a)(b)	10,000	9,993,172
2.37%, 09/06/22(c)	30,000	29,923,040
2.49%, 09/26/22(c)	20,000	19,918,875
2.61%, 10/11/22, (3 mo. LIBOR US + 0.410%)	20,000	19,893,070
3.38%, 02/01/23(c)	15,000	14,741,239
3.42%, 02/24/23(c)	17,000	16,667,098
National Bank of Canada
2.65%, 10/11/22(c)	20,000	19,891,796
2.80%, 10/31/22, (SOFR + 0.330%)	10,000	9,927,385
Natixis SA/New York NY
2.83%, 11/01/22(c)	37,500	37,221,927
2.92%, 11/10/22(c)	10,000	9,916,222
Nieuw Amsterdam Receivables Corp. BV, 2.95%, 10/24/22(c)	25,000	24,828,175
Nordea Bank Abp, 2.63%, 10/21/22, (SOFR + 0.190%)	10,000	9,938,960
Nutrien Ltd.
2.58%, 08/03/22(c)	19,700	19,692,952
2.64%, 08/15/22(c)	2,800	2,796,517

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

2.69%, 08/26/22(c)	$10,000	$9,979,148
PPG Industries Inc.,2.56%,08/08/22(c)	20,909	20,894,114
Regatta Funding Co. LLC
2.51%, 10/28/22(c)	5,000	4,963,764
3.12%, 01/18/23(c)	10,000	9,835,602
Royal Bank of Canada, 2.40%, 09/12/22(c)	20,000	19,940,250
Skandinaviska Enskilda Banken AB
2.35%, 09/12/22(c)	40,000	39,882,750
2.62%, 10/24/22, (3 mo. LIBOR US + 0.645%)	15,000	14,905,641
2.64%, 10/26/22(c)	30,000	29,805,609
2.80%, 11/10/22(c)	25,000	24,799,295
Societe Generale SA
2.31%, 09/19/22, (SOFR + 0.350%)	10,000	9,966,700
2.35%, 08/31/22, (SOFR + 0.420%)	15,000	14,967,770
2.72%,10/31/22(c)	30,000	29,788,813
Spire Inc., 2.55%, 08/05/22(c)	9,709	9,704,186
Sumitomo Mitsui Trust Bank Ltd., 2.98%, 11/14/22(c)	16,700	16,552,005
Suncor Energy Inc.
2.56%, 08/08/22(c)	36,667	36,640,895
2.71%, 09/12/22(c)	7,500	7,474,688
Suncorp-Metway Ltd.
2.84%, 10/11/22(c)	6,750	6,710,831
2.98%, 10/31/22(c)	15,000	14,884,184
3.03%, 11/07/22(c)	10,500	10,411,537
Svenska Handelsbanken AB
3.47%, 02/27/23(c)	30,000	29,396,855
3.49%, 03/06/23(c)	25,000	24,477,958
Swedbank AB
2.29%, 08/03/22(c)	20,000	19,993,647
2.31%, 08/15/22(c)	12,000	11,986,910
2.54%, 10/17/22(c)	35,000	34,803,222
2.61%, 10/24/22(c)	15,000	14,906,004
2.63%, 10/26/22(c)	20,000	19,870,901
TELUS Corp.
2.56%, 08/08/22(c)	11,549	11,540,778
2.69%, 09/06/22(c)	20,000	19,941,933
2.74%, 09/21/22(c)	12,959	12,905,933
Toronto Dominion Bank, 2.29%, 08/03/22(c)	20,000	19,993,639
Toronto-Dominion Bank
2.86%, 12/09/22(c)	15,000	14,843,115
3.59%, 02/17/23(c)	20,000	19,603,248
TransCanada PipeLines Ltd.
2.57%, 08/10/22(c)	17,742	17,726,789
2.91%, 10/18/22(c)	23,421	23,268,705
2.95%, 10/24/22(c)	18,421	18,290,564
UBS AG London, 2.38%, 09/01/22(c)	10,000	9,977,607
UBS AG/London
1.83%, 12/02/22, (SOFR + 0.300%)(a)(b)	10,000	9,992,575
2.34%, 08/18/22(c)	10,000	9,987,017
Virginia Electric & Power Co., 2.43%, 08/22/22(c)	6,047	6,037,236
VW Credit Inc.
2.63%, 08/23/22(c)	19,500	19,464,413
2.64%, 08/24/22(c)	10,000	9,980,984
Waste Management Inc.
2.53%, 08/02/22(c)	4,805	4,803,650
2.57%, 08/09/22(c)	19,720	19,704,526
2.68%, 09/08/22(c)	25,000	24,923,808
Westpac Banking Corp.
2.63%, 10/14/22(c)	5,000	4,972,077

Security	Par (000)	Value

3.52%, 03/03/23(c)	$5,000	$4,896,232

Total Commercial Paper — 38.3%
(Cost: $2,555,154,072)		2,550,786,349

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	4,000	4,009,594

Agriculture — 0.2%
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(d)	10,165	9,727,904
3.50%, 04/22/25 (Call 04/22/23)(a)	6,825	6,817,817
		16,545,721
Auto Manufacturers — 4.7%
American Honda Finance Corp.
0.65%, 09/08/23	20,000	19,476,193
0.75%, 08/09/24	3,235	3,073,148
0.88%, 07/07/23(d)	7,025	6,870,114
1.65%, 02/22/23, (3 mo. LIBOR US + 0.150%)(b)(d)	8,820	8,800,225
2.09%, 09/08/23, (3 mo. LIBOR US + 0.420%)(b)	5,790	5,774,704
BMW Finance NV, 2.25%, 08/12/22(a)	1,890	1,889,955
BMW U.S. Capital LLC
0.75%, 08/12/24(a)	2,925	2,775,157
0.80%, 04/01/24(a)(d)	3,350	3,208,490
1.70%, 08/12/24, (SOFR + 0.380%)(a)(b)	19,960	19,647,826
2.58%, 04/01/24, (SOFR + 0.530%)(a)(b)	15,615	15,469,906
Daimler Finance North America LLC
0.75%, 03/01/24(a)(d)	26,690	25,531,573
1.75%, 03/10/23(a)	13,184	13,044,193
2.55%, 08/15/22(a)	2,247	2,246,755
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)	4,000	3,856,767
Hyundai Capital America
0.80%, 04/03/23(a)(d)	21,620	21,118,028
0.80%, 01/08/24(a)	3,000	2,856,301
2.38%, 02/10/23(a)	7,560	7,502,051
2.85%, 11/01/22(a)(d)	8,440	8,429,302
Hyundai Capital Services Inc., 0.75%, 09/15/23(a)	20,000	19,280,000
PACCAR Financial Corp.
0.80%, 06/08/23(d)	2,760	2,704,950
3.15%, 06/13/24	8,865	8,842,495
Toyota Motor Credit Corp.
0.50%, 06/18/24	4,000	3,799,542
2.10%, 09/13/24, (SOFR + 0.290%)(b)	12,000	11,844,792
2.48%, 02/13/23, (SOFR + 0.200%)(b)(d)	22,277	22,226,760
2.50%, 10/14/22, (SOFR + 0.340%)(b)	13,000	12,993,147
2.50%, 03/22/24	15,000	14,842,901
2.57%, 03/22/24, (SOFR + 0.320%)(b)	10,000	9,945,418
2.90%, 03/30/23(d)	10,000	9,989,738
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)	15,025	14,878,510
2.67%, 06/07/24(a)(b)	12,380	12,357,518
		315,276,459
Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	3,275	3,157,115

Banks — 12.1%
American Express Co., 3.37%, 04/17/25 (Call 04/17/24), (SOFR + 0.950%)(b)	10,000	9,909,595

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23), (1 year CMT + 0.450%)(b)	$8,200	$7,923,101
3.89%, 05/24/24(d)	15,800	15,848,344
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	18,580	18,023,256
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	10,000	9,973,416
3.30%, 01/11/23	10,000	10,007,292
Series 2025, 1.88%, 02/04/25 (Call 02/04/24), (SOFR + 0.660%)(b)	15,000	14,706,446
Bank of New York Mellon Corp. (The), 3.43%, 06/13/25 (Call 06/13/24), (SOFR + 0.565%)(b)	16,100	16,053,382
BPCE SA, 2.75%, 01/11/23(a)(d)	4,000	3,989,850
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23	4,500	4,518,428
Citigroup Inc., 4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	4,770	4,774,998
Credit Agricole Corporate & Investment Bank SA, 0.40%, 01/15/23 (Call 10/15/22)	12,000	11,861,204
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,335	5,072,108
1.00%, 05/05/23(d)	5,000	4,896,053
2.25%, 07/10/23, (SOFR + 0.420%)(b)	14,000	13,961,000
2.58%, 01/19/24, (SOFR + 0.540%)(b)	10,000	9,955,493
2.68%, 02/02/24, (SOFR + 0.390%)(b)	15,000	14,775,153
Deutsche Bank AG/New York NY
4.16%, 05/13/25(d)	6,905	6,928,293
Series E, 0.96%, 11/08/23	20,815	20,015,909
Series E, 1.73%, 11/08/23, (SOFR + 0.500%)(b)	16,220	16,035,757
DNB Bank ASA
2.15%, 12/02/22(a)	14,382	14,341,752
2.23%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)	5,000	4,996,833
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,532,565
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 09/08/22)	20,000	19,659,191
1.22%, 12/06/23 (Call 12/06/22)	12,000	11,633,850
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	10,000	9,905,508
1.93%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(b)	7,000	6,952,367
HSBC Holdings PLC, 1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)(d)	6,995	6,704,320
JPMorgan Chase & Co.
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	4,000	3,928,786
2.48%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	20,000	19,810,163
3.85%, 06/14/25 (Call 06/14/24), (SOFR + 0.980%)(b)	16,100	16,054,547
KeyBank N.A./Cleveland OH, 2.60%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	15,565	15,355,290
KeyBank NA/Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	10,000	9,727,750
Kookmin Bank/New York, 1.37%, 11/03/22, (SOFR + 0.320%)(a)(b)	11,000	10,995,193
Kookmin Bank/Seoul, 1.50%, 08/03/22, (SOFR + 0.450%)(a)(b)	10,535	10,535,057
Korea Development Bank (The), 1.81%, 02/18/23, (3 mo. LIBOR US + 0.350%)(b)	16,455	16,458,085
Lloyds Bank PLC, 2.25%, 08/14/22	10,000	9,998,044
Macquarie Bank Ltd.
2.10%, 10/17/22(a)(d)	9,450	9,430,556
2.37%, 04/06/23, (SOFR + 0.300%)(a)(b)	15,000	14,927,831
Mitsubishi UFJ Financial Group Inc., 4.79%, 07/18/25 (Call 07/18/24)(b)	9,010	9,107,324

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	$10,000	$9,838,209
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	15,000	14,864,571
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.616%)(b)	30,000	29,340,025
2.89%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(b)	15,000	14,674,044
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)(d)	6,865	6,802,254
3.75%, 02/25/23(d)	15,384	15,426,142
National Australia Bank Ltd., 2.13%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)	3,500	3,497,794
National Australia Bank Ltd./New York, 1.88%, 12/13/22	4,460	4,443,120
Nordea Bank Abp
1.00%, 06/09/23(a)(d)	3,135	3,073,394
3.60%, 06/06/25(a)	10,665	10,623,434
Nordea Bank Abp/New York NY, 0.30%, 01/27/23	8,000	7,879,520
Santander UK PLC, 2.10%, 01/13/23	2,105	2,088,834
Skandinaviska Enskilda Banken AB
2.20%, 12/12/22(a)	2,845	2,834,798
2.37%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	3,000	2,999,309
Societe Generale SA, 4.35%, 06/13/25(a)	15,000	15,072,759
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(d)	3,580	3,423,518
3.10%, 01/17/23	2,659	2,657,438
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(a)(d)	12,744	12,357,729
0.80%, 09/16/24(a)	12,000	11,227,275
2.28%, 09/16/24, (SOFR + 0.440%)(a)(b)	15,000	14,752,650
2.55%, 03/10/25(a)(d)	10,000	9,679,401
Svenska Handelsbanken AB
0.63%, 06/30/23(a)	6,310	6,149,102
3.65%, 06/10/25(a)	15,900	15,835,004
Swedbank AB
0.60%, 09/25/23(a)	14,500	14,012,539
1.30%, 06/02/23(a)	6,680	6,545,705
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	15,000	14,824,946
2.37%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(b)	45,000	44,419,204
UBS AG/London
0.38%, 06/01/23(a)(d)	4,440	4,326,902
0.45%, 02/09/24(a)	7,000	6,668,589
0.70%, 08/09/24(a)	4,330	4,078,720
1.38%, 01/13/25 (Call 12/13/24)(a)(d)	6,970	6,589,106
1.60%, 02/09/24, (SOFR + 0.360%)(a)(b)	5,000	4,968,855
1.69%, 08/09/24, (SOFR + 0.450%)(a)(b)	8,470	8,406,167
1.94%, 06/01/23, (SOFR + 0.320%)(a)(b)(d)	8,470	8,443,624
Westpac Banking Corp.
1.02%, 11/18/24	3,550	3,367,706
1.72%, 11/18/24, (SOFR + 0.300%)(b)	12,445	12,258,511
2.00%, 01/13/23	2,375	2,362,414
		805,097,402

Beverages — 0.8%
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(a)	52,207	50,848,574
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,591,262
		52,439,836
Biotechnology — 0.2%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 08/09/22)	15,971	15,514,817

Chemicals — 0.1%
Ecolab Inc., 0.90%, 12/15/23 (Call 12/15/22)	8,800	8,551,462

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.3%
GSK Consumer Healthcare Capital US LLC, 2.88%, 03/24/24 (Call 03/24/23), (SOFR + 0.540%)(a)(b)	$2,150	$2,142,480
GSK Consumer Healthcare Capital US LLC., 3.02%, 03/24/24 (Call 03/24/23)(a)	9,235	9,122,103
Unilever Capital Corp., 0.63%, 08/12/24 (Call 08/29/22)(d)	5,975	5,672,614
		16,937,197
Diversified Financial Services — 0.8%
American Express Co.
0.75%, 11/03/23	10,000	9,698,772
1.37%, 11/03/23, (SOFR + 0.230%)(b)	10,000	9,915,169
2.62%, 03/04/25 (Call 02/01/25), (SOFR + 0.930%)(b)	8,235	8,169,604
3.38%, 05/03/24(d)	7,600	7,587,597
Capital One Financial Corp., 4.17%, 05/09/25 (Call 05/09/24), (SOFR + 1.370%)(b)	15,800	15,667,283
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(a)	3,895	3,697,821
		54,736,246
Electric — 4.0%
Dominion Energy Inc., Series D, 2.36%, 09/15/23 (Call 08/19/22), (3 mo. LIBOR US + 0.530%)(b)	30,560	30,394,850
Duke Energy Corp.
2.05%, 06/10/23, (SOFR + 0.250%)(b)	14,765	14,659,177
2.40%, 08/15/22 (Call 08/09/22)	6,610	6,606,696
Eversource Energy, 1.60%, 08/15/23, (SOFR + 0.250%)(b)	23,850	23,669,371
Florida Power & Light Co.
1.53%, 05/10/23 (Call 08/29/22), (SOFR + 0.250%)(b)	11,020	10,972,153
2.50%, 01/12/24 (Call 08/09/22), (SOFR + 0.250%)(b)	8,240	8,143,270
National Rural Utilities Cooperative Finance Corp, 1.63%, 08/07/23, (SOFR + 0.330%)(b)	16,150	16,070,818
National Rural Utilities Cooperative Finance Corp.,
Series D, 2.50%, 10/18/24, (SOFR + 0.330%)(b)(d)	5,000	4,940,098
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23(d)	6,888	6,781,247
1.54%, 11/03/23 (Call 08/29/22), (SOFR + 0.400%)(b)	30,000	29,626,246
1.77%, 02/22/23 (Call 08/29/22), (3 mo. LIBOR US + 0.270%)(b)	45,000	44,783,466
2.16%, 03/01/23, (SOFR + 0.540%)(b)	9,305	9,263,783
2.94%, 03/21/24 (Call 09/21/22)	15,000	14,863,218
PPL Electric Utilities Corp.
2.32%, 06/24/24 (Call 08/09/22), (SOFR + 0.330%)(b)	8,065	7,915,988
2.48%, 09/28/23 (Call 08/09/22), (3 mo. LIBOR US + 0.250%)(b)	8,710	8,663,586
WEC Energy Group Inc., 0.55%, 09/15/23	21,955	21,278,333
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(d)	7,560	7,300,749
		265,933,049
Electronics — 0.1%
Honeywell International Inc., 0.48%, 08/19/22 (Call 08/09/22)	3,666	3,662,158
Food — 0.7%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 08/29/22)(d)	12,125	11,609,202
Nestle Holdings Inc., 0.61%, 09/14/24 (Call 09/14/23)(a)(d)	35,000	33,138,650
		44,747,852
Gas — 0.7%
Atmos Energy Corp.
0.63%, 03/09/23 (Call 08/15/22)	8,175	8,040,983
2.07%, 03/09/23 (Call 08/29/22), (3 mo. LIBOR US + 0.380%)(b)	23,770	23,731,396

Security	Par (000)	Value

Gas (continued)
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 08/29/22)(d)	$15,935	$15,745,875
		47,518,254
Health Care - Products — 0.9%
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)(d)	30,000	29,168,533
2.52%, 04/18/23 (Call 08/29/22), (SOFR + 0.350%)(b)	20,000	19,939,173
2.70%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(b)	9,215	9,052,292
		58,159,998
Health Care - Services — 0.7%
Roche Holdings Inc.
1.88%, 03/08/24(a)	15,000	14,688,552
1.93%, 03/05/24, (SOFR + 0.240%)(a)(b)	5,370	5,341,466
2.14%, 09/11/23, (SOFR + 0.240%)(a)(b)	15,000	14,938,544
UnitedHealth Group Inc., 0.55%, 05/15/24 (Call 08/09/22)(d)	15,135	14,460,390
		49,428,952
Insurance — 3.6%
Athene Global Funding, 2.51%, 03/08/24(a)	10,000	9,697,122
Brighthouse Financial Global Funding
1.20%, 12/15/23(a)	17,000	16,406,529
1.81%, 02/24/23, (SOFR + 0.310%)(a)(b)	23,890	23,832,015
Jackson National Life Global Funding, 2.67%, 01/06/23, (SOFR + 0.600%)(a)(b)	26,000	25,991,776
MassMutual Global Funding II, 0.85%, 06/09/23(a)	8,328	8,146,644
MET Tower Global Funding, 2.72%, 01/17/23, (SOFR + 0.550%)(a)(b)	22,000	21,985,015
Metropolitan Life Global Funding I
0.55%, 06/07/24(a)(d)	3,590	3,386,398
2.11%, 09/08/22, (SOFR + 0.350%)(a)(b)	23,000	22,996,372
2.42%, 01/07/24, (SOFR + 0.320%)(a)(b)	27,000	26,755,930
2.72%, 01/13/23, (SOFR + 0.570%)(a)(b)	16,460	16,451,152
New York Life Global Funding
2.12%, 06/06/24(a)(b)	9,130	9,085,946
3.15%, 06/06/24(a)	8,400	8,333,052
Northwestern Mutual Global Funding, 4.00%, 07/01/25(a)	16,300	16,489,220
Principal Life Global Funding II
0.75%, 08/23/24(a)	660	617,478
1.92%, 08/23/24, (SOFR + 0.380%)(a)(b)(d)	635	622,067
Protective Life Global Funding
0.33%, 12/09/22(a)	15,000	14,831,312
0.63%, 10/13/23(a)(d)	4,820	4,663,639
2.59%, 03/31/23(a)(b)	9,525	9,509,955
		239,801,622
Internet — 0.6%
Amazon.com Inc.
0.25%, 05/12/23(d)	9,205	9,039,235
2.73%, 04/13/24	20,000	19,948,553
3.00%, 04/13/25(d)	10,000	10,024,098
		39,011,886
Machinery — 1.3%
Caterpillar Financial Services Corp.
0.95%, 01/10/24(d)	20,000	19,421,867
1.64%, 05/17/24, (SOFR + 0.245%)(b)	10,000	9,885,300
2.08%, 09/13/24, (SOFR + 0.270%)(b)	15,620	15,341,058
John Deere Capital Corp.
0.90%, 01/10/24	3,605	3,493,279
2.19%, 07/10/23, (SOFR + 0.120%)(b)(d)	7,330	7,304,786
2.27%, 10/11/24, (SOFR + 0.200%)(b)(d)	14,290	14,068,791
3.40%, 06/06/25(d)	10,390	10,453,535

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22)	$9,050	$8,775,986
		88,744,602
Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 2.24%, 03/11/24, (SOFR + 0.430%)(a)(b)(d)	18,980	18,871,207

Oil & Gas — 0.9%
Chevron Corp., 1.14%, 05/11/23	4,510	4,443,399
Chevron USA Inc., 1.60%, 08/11/23, (3 mo. LIBOR US + 0.200%)(b)	37,065	37,082,026
ConocoPhillips Co., 2.13%, 03/08/24 (Call 09/08/22)	16,000	15,727,212
		57,252,637
Oil & Gas Services — 0.0%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(a)	2,500	2,494,345

Pharmaceuticals — 0.4%
AstraZeneca PLC, 0.30%, 05/26/23(d)	24,000	23,424,633

Pipelines — 0.9%
Enbridge Inc.
0.55%, 10/04/23(d)	5,380	5,190,602
1.79%, 02/17/23, (SOFR + 0.400%)(b)	11,350	11,307,551
1.99%, 02/16/24, (SOFR + 0.630%)(b)	10,125	9,990,387
2.15%, 02/16/24	5,530	5,399,026
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)(d)	27,205	25,547,443
		57,435,009
Retail — 0.2%
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	1,263	1,262,826
Starbucks Corp., 1.77%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(b)(d)	11,515	11,403,284
		12,666,110
Savings & Loans — 0.5%
Nationwide Building Society
0.55%, 01/22/24(a)	16,520	15,759,692
2.00%, 01/27/23(a)	15,890	15,757,605
		31,517,297
Semiconductors — 0.7%
Analog Devices Inc., 2.30%, 10/01/24, (SOFR + 0.250%)(b)	15,330	14,974,604
NVIDIA Corp.
0.31%, 06/15/23 (Call 08/29/22)	28,000	27,324,164
0.58%, 06/14/24 (Call 06/14/23)	5,305	5,058,036
		47,356,804
Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	3,980,382
Roper Technologies Inc., 0.45%, 08/15/22	2,390	2,387,332
salesforce.com Inc., 0.63%, 07/15/24 (Call 08/29/22)(d)	9,415	8,998,985
		15,366,699
Telecommunications — 0.7%
Bell Telephone Co. of Canada or Bell Canada (The),
Series US-3, 0.75%, 03/17/24(d)	21,081	20,176,414
NTT Finance Corp.
0.58%, 03/01/24(a)(d)	6,005	5,729,488
4.14%, 07/26/24(a)	2,830	2,858,601

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
0.75%, 03/22/24(d)	$3,580	$3,442,253
2.45%, 03/22/24, (SOFR + 0.500%)(b)	16,955	16,775,406
		48,982,162
Total Corporate Bonds & Notes — 36.7%
(Cost: $2,484,696,134)		2,444,641,125

Municipal Debt Obligations

Alabama — 0.1%
Alabama Federal Aid Highway Finance Authority
0.23%, 09/01/22	3,035	3,029,303
0.45%, 09/01/23	3,545	3,446,704
		6,476,007
Arizona — 0.0%
County of Pima AZ COP, 0.48%, 12/01/22	1,020	1,012,966

California — 0.0%
Port of Oakland RB, 0.82%, 05/01/23	400	392,616

Connecticut — 0.0%
Connecticut Housing Finance Authority RB, Class A4, 0.30%, 11/15/22 (Call 08/26/22)	580	579,079

Hawaii — 0.1%
State of Hawaii GO, 0.43%, 10/01/22	4,945	4,929,577

New York — 2.7%
City of New York NY GO, Class D, 0.43%, 08/01/22	5,575	5,574,309
Deutsche Bank Spears/Lifers Trust, 2.52%, 04/01/31 (Put 08/05/22)(a)(b)(e)	51,500	51,500,000
Long Island Power Authority RB
0.36%, 03/01/23 (Call 08/29/22)	6,800	6,690,574
0.76%, 03/01/23 (Call 08/29/22)	1,290	1,272,163
Mizuho Floater/Residual Trust RB
VRDN, 2.59%, 02/01/23 (Put 09/02/22)(a)(b)(e)	13,000	13,000,000
VRDN, 2.59%, 07/01/25 (Put 09/02/22)(a)(b)(e)	27,790	27,790,000
VRDN, 2.72%, 09/01/27 (Put 10/27/22)(a)(b)(e)	11,000	11,000,000
VRDN, 2.59%, 02/15/41 (Put 09/02/22)(a)(b)(e)	5,332	5,332,279
VRDN, 2.72%, 09/01/26 (Put 10/27/22)(a)(b)(e)	6,000	6,000,000
VRDN, 2.72%, 03/01/31 (Put 10/27/22)(a)(b)(e)	18,000	18,000,000
VRDN, 2.72%, 03/01/31 (Put 10/27/22)(a)(b)(e)	8,640	8,640,000
New York State Dormitory Authority RB, 2.01%, 03/15/23	1,765	1,753,229
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,333,131
Taxable Municipal Funding Trust RB
VRDN, 2.55%, 01/16/25 (Put 09/02/22)(a)(b)(e)	1,085	1,085,000
VRDN, 2.55%, 09/01/30 (Put 09/02/22)(a)(b)(e)	5,715	5,715,000
VRDN, 2.55%, 11/15/54 (Put 09/02/22)(a)(b)(e)	990	990,000
		176,675,685
Texas — 0.0%
State of Texas GO
0.31%, 10/01/22	545	542,971
0.31%, 10/01/22	515	513,083
		1,056,054

Total Municipal Debt Obligations — 2.9%
(Cost $191,637,279)		191,121,984

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Repurchase Agreements(b)(f)

Bank of America Securities Inc., 2.64%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $35,007,700, collateralized by non-agency mortgage-backed security, 3.00% to 4.33%, due 04/25/48 to 10/25/52, par and fair value of$46,162,788 and $38,147,380, respectively)	$35,000	$35,000,000
Bank of America Securities Inc., 2.82%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $7,001,645, collateralized by non-agency mortgage-backed security, 3.00%, due 10/25/58, par and fair value of $11,001,706 and $8,376,145, respectively)	7,000	7,000,000
BNP Paribas, 2.65%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $20,004,417, collateralized by non-agency mortgage-backed security, 2.35% to 9.75%, due 11/15/22 to 01/01/99, par and fair value of$24,188,718 and $21,629,777, respectively)	20,000	20,000,000
Citigroup Global Markets Inc, 2.59%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $9,001,943, collateralized by non-agency mortgage-backed security, 0.81% to 3.71%, due 07/22/30 to 07/25/68, par and fair value of $14,586,416 and $10,357,124, respectively)	9,000	9,000,000
Citigroup Global Markets Inc, 2.61%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $12,002,610, collateralized by non-agency mortgage-backed security, 2.71% to 5.49%, due 07/22/30 to 07/25/68, par and fair value of $17,571,415 and $12,845,754, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 2.89%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $35,008,429, collateralized by non-agency mortgage-backed security, 1.03% to 8.58%, due 08/17/26 to 03/25/61, par and fair value of $65,158,940 and $40,161,790, respectively)	35,000	35,000,000
Goldman Sachs & Co. LLC, 2.80%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $60,014,000, collateralized bynon-agency mortgage-backed security, 2.50% to 2.75%, due 02/20/51 to 05/15/57, par and fair value of $73,964,328 and $61,073,707, respectively)	60,000	60,000,000
Mizuho Securities USA Inc, 2.87%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $30,007,175, collateralized by non-agency mortgage-backed security, 2.17% to 5.22%, due 04/16/29 to 07/25/49, par and fair value of $45,811,522 and $33,393,984, respectively)	30,000	30,000,000
Mizuho Securities USA LLC, 2.77%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $6,001,385, collateralized by non-agency mortgage-backed security, 4.00% to 5.25%, due 02/01/41 to 12/01/41, par and fair value of $5,390,000 and $6,261,816, respectively)	6,000	6,000,000
Wells Fargo Securities, 2.03%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $25,004,229, collateralized by non-agency mortgage-backed security, 3.20% to 5.86%, due 01/17/24 to 05/25/59, par and fair value of $51,231,946 and $28,703,680, respectively)	25,000	25,000,000

Security	Par Shares (000)	Value

Wells Fargo Securities, 2.65%, 08/01/22 (Purchased on 07/29/22 to be repurchased at $35,007,729, collateralized by non-agency mortgage-backed security, 1.83% to 6.00%, due 10/17/31 to 09/25/59, par and fairvalue of $63,263,527 and $38,078,950, respectively)	$35,000	$35,000,000

Total Repurchase Agreements — 4.1%
(Cost: $274,000,000)		274,000,000

U.S. Government Obligations

U.S. Government Obligations — 0.1%
U.S. Treasury Note/Bond, 0.25%, 09/30/23	10,000	9,691,016

Total U.S. Government Obligations — 0.1%
(Cost: $9,993,035)		9,691,016

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(g)(h)(i)	47,294	47,288,889

Total Money Market Funds — 0.7%
(Cost: $47,285,643)		47,288,889

Total Investments in Securities — 100.7%
(Cost: $6,753,532,249)		6,704,295,582

Liabilities in Excess of Other Assets — (0.7)%		(47,083,371)

Net Assets — 100.0%		$6,657,212,211

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rates are discount rates or a range of discount rates as of period end.

(d)	All or a portion of this security is on loan.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	Maturity date represents next reset date.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,719,634	$29,591,132	(a)	$—		$(25,123)	$3,246	$47,288,889	47,294	$69,188	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		0	(a)	—	—	—	—	8,247		—
						$(25,123)	$3,246	$47,288,889		$77,435		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$109,573,341	$—	$109,573,341
Certificates of Deposit	—	1,077,192,878	—	1,077,192,878
Commercial Paper	—	2,550,786,349	—	2,550,786,349
Corporate Bonds & Notes	—	2,444,641,125	—	2,444,641,125
Municipal Debt Obligations	—	191,121,984	—	191,121,984
Repurchase Agreements	—	274,000,000	—	274,000,000
U.S. Government Obligations	—	9,691,016	—	9,691,016
Money Market Funds	47,288,889	—	—	47,288,889
	$47,288,889	$6,657,006,693	$—	$6,704,295,582

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
COP	Certificates of Participation
GO	General Obligation
LIBOR	London Interbank Offered Rate

RB	Revenue Bond
SOFR	Secured Overnight Financing Rate